Document and Entity Information	12 Months Ended
Jun. 30, 2016 shares
Document And Entity Information
Entity Registrant Name	Wins Finance Holdings Inc.
Entity Central Index Key	0001640251
Document Type	20-F
Document Period End Date	Jun. 30, 2016
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer	No
Is Entity a Voluntary Filer	No
Is Entity's Reporting Status Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	20,041,647
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016